Form N-1A Supplement	Mar. 31, 2024
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
Supplement dated July 2, 2025
to the Prospectus and Summary Prospectus of the following fund (the Fund):
Fund	Prospectus and Summary Prospectus Dated
Columbia Funds Series Trust I
Multi-Manager Growth Strategies Fund	8/1/2024
On June 26, 2025, the Fund's Board of Trustees approved the termination of Los Angeles Capital Management LLC (Los Angeles Capital) as a subadviser to the Fund, with a final date of management on or about July 18, 2025. Accordingly, as of July 18, 2025, all references to Los Angeles Capital are hereby removed from the Fund's Prospectus and Summary Prospectus.
Effective July 21, 2025 (the Effective Date), Columbia Management Investment Advisers, LLC will begin managing a sleeve of the Fund. Accordingly, the following changes are hereby made to the Fund's Prospectus and Summary Prospectus:

The third paragraph under Summary of the Fund - Principal Investment Strategies in the Fund's Prospectus and the third paragraph under Principal Investment Strategies in the Fund's Summary Prospectus are hereby deleted and replaced with the following:
Columbia Management Investment Advisers, LLC (Columbia Management or the Investment Manager) serves as the investment manager for the Fund and attempts to achieve the Fund’s objective by managing a portion of the Fund’s assets and selecting one or more subadvisers to manage other portions of the Fund’s assets independently of each other and Columbia Management. The Fund’s subadvisers are J.P. Morgan Investment Management Inc. (JPMIM) and Loomis, Sayles & Company, L.P. (Loomis Sayles).
In pursuit of the Fund’s objective, the portfolio managers use quantitative analysis to evaluate the relative attractiveness of potential investments.

S000036204 [Member]
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
Supplement dated July 2, 2025
to the Prospectus and Summary Prospectus of the following fund (the Fund):
Fund	Prospectus and Summary Prospectus Dated
Columbia Funds Series Trust I
Multi-Manager Growth Strategies Fund	8/1/2024
On June 26, 2025, the Fund's Board of Trustees approved the termination of Los Angeles Capital Management LLC (Los Angeles Capital) as a subadviser to the Fund, with a final date of management on or about July 18, 2025. Accordingly, as of July 18, 2025, all references to Los Angeles Capital are hereby removed from the Fund's Prospectus and Summary Prospectus.
Effective July 21, 2025 (the Effective Date), Columbia Management Investment Advisers, LLC will begin managing a sleeve of the Fund. Accordingly, the following changes are hereby made to the Fund's Prospectus and Summary Prospectus:

The third paragraph under Summary of the Fund - Principal Investment Strategies in the Fund's Prospectus and the third paragraph under Principal Investment Strategies in the Fund's Summary Prospectus are hereby deleted and replaced with the following:
Columbia Management Investment Advisers, LLC (Columbia Management or the Investment Manager) serves as the investment manager for the Fund and attempts to achieve the Fund’s objective by managing a portion of the Fund’s assets and selecting one or more subadvisers to manage other portions of the Fund’s assets independently of each other and Columbia Management. The Fund’s subadvisers are J.P. Morgan Investment Management Inc. (JPMIM) and Loomis, Sayles & Company, L.P. (Loomis Sayles).
In pursuit of the Fund’s objective, the portfolio managers use quantitative analysis to evaluate the relative attractiveness of potential investments.